Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment

Property, plant and equipment consist of the following:

(in thousands)	As of September 30, 2014	As of December 31, 2013
Land	$12,931	$12,933
Buildings	109,755	108,737
Plant machinery	267,668	267,146
Mobile equipment	2,990	2,990
Construction in progress	4,705	3,554

Property, plant and equipment, at cost	398,049	395,360
Accumulated depreciation	(38,166)	(11,735)

Total property, plant and equipment, net	$359,883	$383,625

Property, plant and equipment consist of the following (In thousands):

	Successor December 31, 2013	Predecessor December 31, 2012
Land	$12,933	$3,978
Buildings	108,737	143,776
Plant machinery	267,146	441,195
Mobile equipment	2,990	7,667
Construction in progress	3,554	7,384

Property, plant and equipment, at cost	395,360	604,000
Accumulated depreciation	(11,735)	(217,730)

Total property, plant and equipment, net	$383,625	$386,270